SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Short Duration Fund
Class A
The following changes are effective on or about July 15, 2020:
Effective on or about July 15, 2020, a front-end sales charge of 2.25% and related sales charge discounts and contingent deferred sales charges will apply to new fund share purchases for Class A shares.
The following disclosure replaces the existing similar disclosure that is contained under the “FEES AND EXPENSES” heading in the summary section of the fund’s prospectus:
These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 46), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 108) and Purchase and Redemption of Shares in the fund’s Statement of Additional Information (SAI) (p. II-14).
The following disclosure replaces footnote 1 appearing under the “ANNUAL FUND OPERATING EXPENSES” table under the “FEES AND EXPENSES” heading in the summary section of the fund’s prospectus:
1 Investments of $250,000 or more made on or after July 15, 2020 may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.75% if redeemed within 12 months of the original purchase date.
The following disclosure replaces the existing similar disclosure that is contained under the “FEES AND EXPENSES” heading in the summary section of the fund’s prospectus:
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Years	A	T	C	R6	INST	S
1	$302	$327	$255	$53	$53	$53
3	487	513	503	169	186	201
5	687	715	876	295	331	363
10	1,264	1,297	1,924	664	754	831
You would pay the following expenses if you did not redeem your shares:
Years	A	T	C	R6	INST	S
1	$302	$327	$155	$53	$53	$53
3	487	513	503	169	186	201
5	687	715	876	295	331	363
10	1,264	1,297	1,924	664	754	831
May 13, 2020
PROSTKR20-25

With respect to DWS Short Duration Fund, the following disclosure replaces the existing similar disclosure that is contained in the “Classes and features” and “Points to help you compare” table under the “CHOOSING A SHARE CLASS” heading of the ”Investing in the Funds” section of the fund’s prospectus:
Class A
Classes and features
■	Sales charge of up to 2.25% charged when you buy shares
■	In most cases, no charge when you sell shares
■	Up to 0.25% annual shareholder servicing fee
Points to help you compare
■	Some investors may be able to reduce or eliminate their sales charge; see “Class A Shares” and Appendix B
■	Total annual expenses are lower than those for Class C
■	Distributions are generally higher than Class C
■	The sales charge applicable to other DWS funds will apply for exchanges from Class A of DWS Short Duration Fund into Class A of other DWS funds if the Class A shares of DWS Short Duration Fund were purchased during the period beginning February 11, 2019 and ending on or about July 15, 2020, when DWS Short Duration Fund did not charge a front-end sales charge
Class T
Classes and features
■	Sales charge of up to 2.50% charged when you buy shares
■	No charge when you sell shares
■	0.25% annual distribution/shareholder servicing fee
Points to help you compare
■	Only available through certain financial intermediaries
■	Not available for purchase
■	Total annual expenses are lower than those for Class C
■	Unlike Class A, Class T investors are not able to reduce or eliminate their sales charge using any of the purchase privileges described in “Class A Shares”
■	No exchange privileges
■	Distributions are generally higher than Class C

The sub-section under the “CHOOSING A SHARE CLASS” heading in the “Investing in the Funds” section of the fund’s prospectus, currently named “Class A Shares (All Funds Except DWS Short Duration Fund),” is generally applicable to DWS Short Duration Fund, and is renamed and amended as follows:
Class A Shares
Class A shares of DWS Short Duration Fund have an up-front sales charge that varies with the amount you invest:
Your investment	Front-end sales charge as a % of offering price(1)(2)	Front-end sales charge as a % of your net investment(2)
Under $100,000	2.25%	2.30%
$100,000-$249,999	1.75	1.78
$250,000 or more	see below	see below
(1) The “offering price”, the price you pay to buy shares, includes the sales charge which will be deducted directly from your investment.
(2) Because of rounding in the calculation of the offering price, the actual front-end sales charge paid by an investor may be higher or lower than the percentages noted.
The following disclosure replaces the existing similar disclosure that is contained in the “Class A NAV Sales” sub-section under the “CHOOSING A SHARE CLASS” heading in the “Investing in the Funds” section of the fund’s prospectus:
Class A NAV Sales. Class A shares may be sold at net asset value without a sales charge to:
(1) Investors investing $250,000 or more in DWS GNMA Fund or DWS Short Duration Fund or $1 million or more in DWS High Income Fund or DWS Global High Income Fund, either as a lump sum or through the sales charge reduction features referred to above (collectively, the Large Order NAV Purchase Privilege). The Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is available. For DWS High Income Fund and DWS Global High Income Fund, purchases pursuant to the Large Order NAV Purchase Privilege may be subject to a CDSC of 0.85% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months. For DWS GNMA
May 13, 2020
PROSTKR20-25
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Fund, purchases pursuant to the Large Order NAV Purchase Privilege may be subject to a CDSC of 0.50% if redeemed within 12 months of the original purchase date. For DWS Short Duration Fund, purchases (made on or after July 15, 2020) pursuant to the Large Order NAV Purchase Privilege may be subject to a CDSC of 0.75% if redeemed within 12 months of the original purchase date. The CDSC is waived under certain circumstances (see below);
The “Class A Shares (DWS Short Duration Fund Only)” sub-section contained under the “CHOOSING A SHARE CLASS” heading in the “Investing in the Funds” section of the fund’s prospectus is hereby deleted.
The following disclosure replaces the existing similar disclosure under the “HYPOTHETICAL EXPENSE SUMMARY” heading in the “APPENDIX A” section of the fund’s prospectus:
DWS Short Duration Fund — Class A
	Maximum Sales Charge: 2.25%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.77%	1.88%	$10,188.48	$301.86
2	10.25%	0.87%	6.09%	$10,609.27	$90.47
3	15.76%	0.87%	10.47%	$11,047.43	$94.21
4	21.55%	0.87%	15.04%	$11,503.69	$98.10
5	27.63%	0.87%	19.79%	$11,978.79	$102.15
6	34.01%	0.87%	24.74%	$12,473.51	$106.37
7	40.71%	0.87%	29.89%	$12,988.67	$110.76
8	47.75%	0.87%	35.25%	$13,525.10	$115.33
9	55.13%	0.87%	40.84%	$14,083.69	$120.10
10	62.89%	0.87%	46.65%	$14,665.35	$125.06
Total					$1,264.41
Please Retain This Supplement for Future Reference
May 13, 2020
PROSTKR20-25
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